Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Greenwood Street Trust
Entity Central Index Key	0001898391
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity SAI Convertible Arbitrage Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Convertible Arbitrage Fund
Class Name	Fidelity® SAI Convertible Arbitrage Fund
Trading Symbol	FSAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Convertible Arbitrage Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Convertible Arbitrage Fund	$ 74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Net Assets	$ 626,804,697
Holdings Count | shares	52
Investment Company Portfolio Turnover	298.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$626,804,697
Number of Holdings	52
Portfolio Turnover	298%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 14.5 Swaps 309.2 Swaps 73.0 U.S. Treasury Obligations 9.5 Corporate Bonds 8.3 Common Stocks 4.2 Futures Contracts 3.4 Domestic Equity Funds 0.9 Fixed-Income Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 73.0 U.S. Treasury Obligations - 9.5 Corporate Bonds - 8.3 Common Stocks - 4.2 Futures Contracts - 3.4 Domestic Equity Funds - 0.9 Fixed-Income Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 40.5 NVIDIA Corp 4.6 Granite Construction Inc 4.0 Broadcom Inc 3.5 MACOM Technology Solutions Holdings Inc 3.2 Apple Inc 2.7 Airbnb Inc 2.2 iShares Core S&P 500 ETF 2.1 Microsoft Corp 2.1 Vanguard Total Bond Market ETF 1.9 66.8
Fidelity Risk Parity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity® Risk Parity Fund
Trading Symbol	FAPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Risk Parity Fund	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 11,119,528
Holdings Count | shares	48
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$11,119,528
Number of Holdings	48
Portfolio Turnover	52%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 9.6 Swaps 58.8 Swaps 34.8 Fixed-Income Funds 27.1 Domestic Equity Funds 19.5 International Equity Funds 8.2 Futures Contracts 5.7 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 34.8 Fixed-Income Funds - 27.1 Domestic Equity Funds - 19.5 International Equity Funds - 8.2 Futures Contracts - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 27.1 Fidelity Commodity Strategy Fund 12.2 iShares US Treasury Bond ETF 8.6 Fidelity International Index Fund 8.3 Fidelity Small Cap Value Index Fund 7.9 iShares J.P. Morgan EM Local Currency Bond ETF 7.3 Fidelity Emerging Markets Index Fund 5.4 Fidelity Small Cap Index Fund 5.3 Fidelity Total Market Index Fund 3.7 Fidelity Real Estate Index Fund 3.5 89.3
Fidelity Advisor Risk Parity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class Z
Trading Symbol	FAPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 11,119,528
Holdings Count | shares	48
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$11,119,528
Number of Holdings	48
Portfolio Turnover	52%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 9.6 Swaps 58.8 Swaps 34.8 Fixed-Income Funds 27.1 Domestic Equity Funds 19.5 International Equity Funds 8.2 Futures Contracts 5.7 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 34.8 Fixed-Income Funds - 27.1 Domestic Equity Funds - 19.5 International Equity Funds - 8.2 Futures Contracts - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 27.1 Fidelity Commodity Strategy Fund 12.2 iShares US Treasury Bond ETF 8.6 Fidelity International Index Fund 8.3 Fidelity Small Cap Value Index Fund 7.9 iShares J.P. Morgan EM Local Currency Bond ETF 7.3 Fidelity Emerging Markets Index Fund 5.4 Fidelity Small Cap Index Fund 5.3 Fidelity Total Market Index Fund 3.7 Fidelity Real Estate Index Fund 3.5 89.3
Fidelity Advisor Risk Parity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class M
Trading Symbol	FAPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 11,119,528
Holdings Count | shares	48
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$11,119,528
Number of Holdings	48
Portfolio Turnover	52%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 9.6 Swaps 58.8 Swaps 34.8 Fixed-Income Funds 27.1 Domestic Equity Funds 19.5 International Equity Funds 8.2 Futures Contracts 5.7 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 34.8 Fixed-Income Funds - 27.1 Domestic Equity Funds - 19.5 International Equity Funds - 8.2 Futures Contracts - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 27.1 Fidelity Commodity Strategy Fund 12.2 iShares US Treasury Bond ETF 8.6 Fidelity International Index Fund 8.3 Fidelity Small Cap Value Index Fund 7.9 iShares J.P. Morgan EM Local Currency Bond ETF 7.3 Fidelity Emerging Markets Index Fund 5.4 Fidelity Small Cap Index Fund 5.3 Fidelity Total Market Index Fund 3.7 Fidelity Real Estate Index Fund 3.5 89.3
Fidelity Advisor Risk Parity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class I
Trading Symbol	FAPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 11,119,528
Holdings Count | shares	48
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$11,119,528
Number of Holdings	48
Portfolio Turnover	52%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 9.6 Swaps 58.8 Swaps 34.8 Fixed-Income Funds 27.1 Domestic Equity Funds 19.5 International Equity Funds 8.2 Futures Contracts 5.7 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 34.8 Fixed-Income Funds - 27.1 Domestic Equity Funds - 19.5 International Equity Funds - 8.2 Futures Contracts - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 27.1 Fidelity Commodity Strategy Fund 12.2 iShares US Treasury Bond ETF 8.6 Fidelity International Index Fund 8.3 Fidelity Small Cap Value Index Fund 7.9 iShares J.P. Morgan EM Local Currency Bond ETF 7.3 Fidelity Emerging Markets Index Fund 5.4 Fidelity Small Cap Index Fund 5.3 Fidelity Total Market Index Fund 3.7 Fidelity Real Estate Index Fund 3.5 89.3
Fidelity Advisor Risk Parity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class C
Trading Symbol	FAPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.60%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
Net Assets	$ 11,119,528
Holdings Count | shares	48
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$11,119,528
Number of Holdings	48
Portfolio Turnover	52%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 9.6 Swaps 58.8 Swaps 34.8 Fixed-Income Funds 27.1 Domestic Equity Funds 19.5 International Equity Funds 8.2 Futures Contracts 5.7 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 34.8 Fixed-Income Funds - 27.1 Domestic Equity Funds - 19.5 International Equity Funds - 8.2 Futures Contracts - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 27.1 Fidelity Commodity Strategy Fund 12.2 iShares US Treasury Bond ETF 8.6 Fidelity International Index Fund 8.3 Fidelity Small Cap Value Index Fund 7.9 iShares J.P. Morgan EM Local Currency Bond ETF 7.3 Fidelity Emerging Markets Index Fund 5.4 Fidelity Small Cap Index Fund 5.3 Fidelity Total Market Index Fund 3.7 Fidelity Real Estate Index Fund 3.5 89.3
Fidelity Advisor Risk Parity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class A
Trading Symbol	FAPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 11,119,528
Holdings Count | shares	48
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$11,119,528
Number of Holdings	48
Portfolio Turnover	52%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 9.6 Swaps 58.8 Swaps 34.8 Fixed-Income Funds 27.1 Domestic Equity Funds 19.5 International Equity Funds 8.2 Futures Contracts 5.7 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 34.8 Fixed-Income Funds - 27.1 Domestic Equity Funds - 19.5 International Equity Funds - 8.2 Futures Contracts - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 27.1 Fidelity Commodity Strategy Fund 12.2 iShares US Treasury Bond ETF 8.6 Fidelity International Index Fund 8.3 Fidelity Small Cap Value Index Fund 7.9 iShares J.P. Morgan EM Local Currency Bond ETF 7.3 Fidelity Emerging Markets Index Fund 5.4 Fidelity Small Cap Index Fund 5.3 Fidelity Total Market Index Fund 3.7 Fidelity Real Estate Index Fund 3.5 89.3
Fidelity Hedged Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity® Hedged Equity Fund
Trading Symbol	FEQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity Fund	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 438,254,947
Holdings Count | shares	423
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$438,254,947
Number of Holdings	423
Portfolio Turnover	124%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 93.8 Domestic Equity Funds 4.3 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 93.8 Domestic Equity Funds - 4.3 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.7 Microsoft Corp 7.3 Apple Inc 5.5 iShares Core S&P 500 ETF 4.3 Amazon.com Inc 4.0 Alphabet Inc Class A 3.8 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.5 Berkshire Hathaway Inc Class B 1.9 JPMorgan Chase & Co 1.8 41.8
Fidelity Advisor Hedged Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class Z
Trading Symbol	FEQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 438,254,947
Holdings Count | shares	423
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$438,254,947
Number of Holdings	423
Portfolio Turnover	124%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 93.8 Domestic Equity Funds 4.3 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 93.8 Domestic Equity Funds - 4.3 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.7 Microsoft Corp 7.3 Apple Inc 5.5 iShares Core S&P 500 ETF 4.3 Amazon.com Inc 4.0 Alphabet Inc Class A 3.8 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.5 Berkshire Hathaway Inc Class B 1.9 JPMorgan Chase & Co 1.8 41.8
Fidelity Advisor Hedged Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class M
Trading Symbol	FEQNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 438,254,947
Holdings Count | shares	423
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$438,254,947
Number of Holdings	423
Portfolio Turnover	124%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 93.8 Domestic Equity Funds 4.3 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 93.8 Domestic Equity Funds - 4.3 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.7 Microsoft Corp 7.3 Apple Inc 5.5 iShares Core S&P 500 ETF 4.3 Amazon.com Inc 4.0 Alphabet Inc Class A 3.8 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.5 Berkshire Hathaway Inc Class B 1.9 JPMorgan Chase & Co 1.8 41.8
Fidelity Advisor Hedged Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class I
Trading Symbol	FEQJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 438,254,947
Holdings Count | shares	423
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$438,254,947
Number of Holdings	423
Portfolio Turnover	124%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 93.8 Domestic Equity Funds 4.3 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 93.8 Domestic Equity Funds - 4.3 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.7 Microsoft Corp 7.3 Apple Inc 5.5 iShares Core S&P 500 ETF 4.3 Amazon.com Inc 4.0 Alphabet Inc Class A 3.8 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.5 Berkshire Hathaway Inc Class B 1.9 JPMorgan Chase & Co 1.8 41.8
Fidelity Advisor Hedged Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class C
Trading Symbol	FEQDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.55%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%
Net Assets	$ 438,254,947
Holdings Count | shares	423
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$438,254,947
Number of Holdings	423
Portfolio Turnover	124%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 93.8 Domestic Equity Funds 4.3 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 93.8 Domestic Equity Funds - 4.3 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.7 Microsoft Corp 7.3 Apple Inc 5.5 iShares Core S&P 500 ETF 4.3 Amazon.com Inc 4.0 Alphabet Inc Class A 3.8 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.5 Berkshire Hathaway Inc Class B 1.9 JPMorgan Chase & Co 1.8 41.8
Fidelity Advisor Hedged Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class A
Trading Symbol	FEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 438,254,947
Holdings Count | shares	423
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$438,254,947
Number of Holdings	423
Portfolio Turnover	124%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 93.8 Domestic Equity Funds 4.3 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 93.8 Domestic Equity Funds - 4.3 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.7 Microsoft Corp 7.3 Apple Inc 5.5 iShares Core S&P 500 ETF 4.3 Amazon.com Inc 4.0 Alphabet Inc Class A 3.8 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.5 Berkshire Hathaway Inc Class B 1.9 JPMorgan Chase & Co 1.8 41.8
Fidelity Equity Market Neutral Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity® Equity Market Neutral Fund
Trading Symbol	FEMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Market Neutral Fund	$ 55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 14,464,451
Holdings Count | shares	136
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$14,464,451
Number of Holdings	136
Portfolio Turnover	56%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 115.5 Forward Foreign Currency Contracts 46.3 Swaps 44.1 Common Stocks 32.5 Forward Foreign Currency Contracts 17.7 Short-Term Investments and Net Other Assets (Liabilities) 5.7 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 44.1 Common Stocks - 32.5 Forward Foreign Currency Contracts - 17.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 13.6 Microsoft Corp 2.3 Meta Platforms Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.1 L3Harris Technologies Inc 2.1 Centrica PLC 2.1 JPMorgan Chase & Co 2.0 Morgan Stanley 1.9 Royal Bank of Canada 1.9 Boston Scientific Corp 1.9 32.1
Fidelity Advisor Equity Market Neutral Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class A
Trading Symbol	FEMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 14,464,451
Holdings Count | shares	136
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$14,464,451
Number of Holdings	136
Portfolio Turnover	56%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 115.5 Forward Foreign Currency Contracts 46.3 Swaps 44.1 Common Stocks 32.5 Forward Foreign Currency Contracts 17.7 Short-Term Investments and Net Other Assets (Liabilities) 5.7 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 44.1 Common Stocks - 32.5 Forward Foreign Currency Contracts - 17.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 13.6 Microsoft Corp 2.3 Meta Platforms Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.1 L3Harris Technologies Inc 2.1 Centrica PLC 2.1 JPMorgan Chase & Co 2.0 Morgan Stanley 1.9 Royal Bank of Canada 1.9 Boston Scientific Corp 1.9 32.1
Fidelity Advisor Equity Market Neutral Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class M
Trading Symbol	FEMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 81	1.60%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
Net Assets	$ 14,464,451
Holdings Count | shares	136
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$14,464,451
Number of Holdings	136
Portfolio Turnover	56%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 115.5 Forward Foreign Currency Contracts 46.3 Swaps 44.1 Common Stocks 32.5 Forward Foreign Currency Contracts 17.7 Short-Term Investments and Net Other Assets (Liabilities) 5.7 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 44.1 Common Stocks - 32.5 Forward Foreign Currency Contracts - 17.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 13.6 Microsoft Corp 2.3 Meta Platforms Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.1 L3Harris Technologies Inc 2.1 Centrica PLC 2.1 JPMorgan Chase & Co 2.0 Morgan Stanley 1.9 Royal Bank of Canada 1.9 Boston Scientific Corp 1.9 32.1
Fidelity Advisor Equity Market Neutral Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class C
Trading Symbol	FEMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 106	2.10%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.10%
Net Assets	$ 14,464,451
Holdings Count | shares	136
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$14,464,451
Number of Holdings	136
Portfolio Turnover	56%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 115.5 Forward Foreign Currency Contracts 46.3 Swaps 44.1 Common Stocks 32.5 Forward Foreign Currency Contracts 17.7 Short-Term Investments and Net Other Assets (Liabilities) 5.7 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 44.1 Common Stocks - 32.5 Forward Foreign Currency Contracts - 17.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 13.6 Microsoft Corp 2.3 Meta Platforms Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.1 L3Harris Technologies Inc 2.1 Centrica PLC 2.1 JPMorgan Chase & Co 2.0 Morgan Stanley 1.9 Royal Bank of Canada 1.9 Boston Scientific Corp 1.9 32.1
Fidelity Advisor Equity Market Neutral Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class I
Trading Symbol	FEMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 14,464,451
Holdings Count | shares	136
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$14,464,451
Number of Holdings	136
Portfolio Turnover	56%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 115.5 Forward Foreign Currency Contracts 46.3 Swaps 44.1 Common Stocks 32.5 Forward Foreign Currency Contracts 17.7 Short-Term Investments and Net Other Assets (Liabilities) 5.7 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 44.1 Common Stocks - 32.5 Forward Foreign Currency Contracts - 17.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 13.6 Microsoft Corp 2.3 Meta Platforms Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.1 L3Harris Technologies Inc 2.1 Centrica PLC 2.1 JPMorgan Chase & Co 2.0 Morgan Stanley 1.9 Royal Bank of Canada 1.9 Boston Scientific Corp 1.9 32.1
Fidelity Advisor Equity Market Neutral Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class Z
Trading Symbol	FEMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 14,464,451
Holdings Count | shares	136
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$14,464,451
Number of Holdings	136
Portfolio Turnover	56%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 115.5 Forward Foreign Currency Contracts 46.3 Swaps 44.1 Common Stocks 32.5 Forward Foreign Currency Contracts 17.7 Short-Term Investments and Net Other Assets (Liabilities) 5.7 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 44.1 Common Stocks - 32.5 Forward Foreign Currency Contracts - 17.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 13.6 Microsoft Corp 2.3 Meta Platforms Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.1 L3Harris Technologies Inc 2.1 Centrica PLC 2.1 JPMorgan Chase & Co 2.0 Morgan Stanley 1.9 Royal Bank of Canada 1.9 Boston Scientific Corp 1.9 32.1
Fidelity Yield Enhanced Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Yield Enhanced Equity ETF
Class Name	Fidelity® Yield Enhanced Equity ETF
Trading Symbol	FYEE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Yield Enhanced Equity ETF for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Yield Enhanced Equity ETF	$ 14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 15,345,702
Holdings Count | shares	163
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$15,345,702
Number of Holdings	163
Portfolio Turnover	109%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 0.8 Options 0.4 Common Stocks 97.8 Futures Contracts 0.8 Options 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 97.8 Futures Contracts - 0.8 Options - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.5 Microsoft Corp 7.0 Apple Inc 6.2 Amazon.com Inc 4.6 Meta Platforms Inc Class A 3.4 Broadcom Inc 3.1 Alphabet Inc Class C 2.3 Berkshire Hathaway Inc Class B 2.2 Alphabet Inc Class A 2.0 JPMorgan Chase & Co 1.9 41.2
Fidelity Dynamic Buffered Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Dynamic Buffered Equity ETF
Class Name	Fidelity® Dynamic Buffered Equity ETF
Trading Symbol	FBUF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dynamic Buffered Equity ETF for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dynamic Buffered Equity ETF	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 11,374,080
Holdings Count | shares	159
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$11,374,080
Number of Holdings	159
Portfolio Turnover	107%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 0.8 Options 0.7 Common Stocks 97.6 Futures Contracts 0.8 Options 0.7 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 97.6 Futures Contracts - 0.8 Options - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.5 Microsoft Corp 7.0 Apple Inc 6.2 Amazon.com Inc 4.5 Meta Platforms Inc Class A 3.4 Broadcom Inc 3.1 Alphabet Inc Class C 2.3 Berkshire Hathaway Inc Class B 2.2 Alphabet Inc Class A 2.0 JPMorgan Chase & Co 1.9 41.1
Fidelity Hedged Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity ETF
Class Name	Fidelity® Hedged Equity ETF
Trading Symbol	FHEQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity ETF for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity ETF	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 449,203,939
Holdings Count | shares	175
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$449,203,939
Number of Holdings	175
Portfolio Turnover	105%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.9 Common Stocks 98.7 Options 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 98.7 Options - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.5 Microsoft Corp 6.8 Apple Inc 6.2 Amazon.com Inc 4.4 Meta Platforms Inc Class A 3.5 Broadcom Inc 3.0 Alphabet Inc Class C 2.1 Berkshire Hathaway Inc Class B 2.1 JPMorgan Chase & Co 2.1 Alphabet Inc Class A 2.0 40.7
Fidelity Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Managed Futures ETF
Class Name	Fidelity® Managed Futures ETF
Trading Symbol	FFUT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Managed Futures ETF for the period June 3, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Managed Futures ETF A	$ 13	0.80%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.80%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 118,813,647
Holdings Count | shares	398
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$118,813,647
Number of Holdings	398
Portfolio TurnoverA	0%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 522.5 Swaps 204.8 Forward Foreign Currency Contracts 167.8 Futures Contracts 52.4 Swaps 20.7 Forward Foreign Currency Contracts 16.9 Domestic Equity Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 9.6 ASSET ALLOCATION (% of Fund's Total Exposure) Futures Contracts - 52.4 Swaps - 20.7 Forward Foreign Currency Contracts - 16.9 Domestic Equity Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 9.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 85.4 iShares Core S&P 500 ETF 5.1 90.5
Fidelity SAI Merger Arbitrage Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Merger Arbitrage Fund
Class Name	Fidelity® SAI Merger Arbitrage Fund
Trading Symbol	FMADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Merger Arbitrage Fund for the period June 17, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Merger Arbitrage Fund A	$ 14	1.10%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	1.10%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 83,650,677
Holdings Count | shares	29
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$83,650,677
Number of Holdings	29
Portfolio TurnoverA	2%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 40.7 Common Stocks 42.8 Swaps 28.9 Domestic Equity Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 21.3 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 42.8 Swaps - 28.9 Domestic Equity Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 21.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 17.2 NVIDIA Corp 13.2 WNS Holdings Ltd 6.7 Frontier Communications Parent Inc 6.6 Vanguard 500 Index Fund, ETF Shares 4.8 iShares Core S&P 500 ETF 4.8 Kellanova 4.8 GMS Inc 4.6 Dun & Bradstreet Holdings Inc 4.4 Amedisys Inc 2.9 70.0
Fidelity SAI Managed Futures Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Managed Futures Fund
Class Name	Fidelity® SAI Managed Futures Fund
Trading Symbol	FMFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Managed Futures Fund for the period June 17, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Managed Futures Fund A	$ 13	1.05%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	1.05%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 63,835,319
Holdings Count | shares	331
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$63,835,319
Number of Holdings	331
Portfolio TurnoverA	0%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 519.4 Swaps 153.1 Forward Foreign Currency Contracts 138.8 Futures Contracts 57.0 Swaps 16.8 Forward Foreign Currency Contracts 15.2 Domestic Equity Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 10.5 ASSET ALLOCATION (% of Fund's Total Exposure) Futures Contracts - 57.0 Swaps - 16.8 Forward Foreign Currency Contracts - 15.2 Domestic Equity Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 10.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 84.6 iShares Core S&P 500 ETF 4.9 89.5